Fees Summary	Aug. 08, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 4,457,435,000.00
Previously Paid Amount	0.00
Total Fee Amount	682,433.30
Total Offset Amount	0.00
Net Fee	682,433.30
Narrative - Max Aggregate Offering Price	$ 4,457,435,000.00
Narrative - Max Aggregate Offering Amount | shares	4,500,000,000
Final Prospectus	true